SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of Combination
Principles of Combination. The Combined Financial Statements have been prepared on a stand-alone basis and include the accounts of Carrier and its wholly-owned subsidiaries, as well as entities in which Carrier has a controlling financial interest.

Use of Estimates
Use of Estimates. The preparation of the Combined Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. In addition, estimates and assumptions may impact the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents. Cash and cash equivalents includes cash on hand, demand deposits and short-term cash investments that are highly liquid in nature and have original maturities of three months or less. The Business participates in UTC’s centralized cash management and financing programs (see Note 5 – Related Parties for additional information). The cash reflected on the Combined Balance Sheets represents cash on hand at certain foreign entities that do not participate in the centralized cash management program and are specifically identifiable to the Business.

On occasion, the Business is required to maintain cash deposits with certain banks with respect to contractual or other legal obligations. As of December 31, 2019 and 2018, restricted cash of approximately $5 million and $5 million, respectively, is included in Other assets, current on the Combined Balance Sheets.

Accounts Receivable
Accounts Receivable. Accounts receivable consist of billed and unbilled amounts. Billed amounts include invoices presented to customers that have not been paid. Unbilled receivables represent revenues that have been earned but are not currently billable to the customer under the terms of the contract because billings are based on milestones or other triggering events. These items are expected to be billed and collected in the ordinary course of business. Receivables are recognized net of an allowance for doubtful accounts. The Business primarily estimates reserves for losses on receivables based on historical experience and by specific identification based on an assessment of a customer’s ability to make required payments. Upon adoption of Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers, and its related amendments (collectively, the “New Revenue Standard”) on January 1, 2018, the majority of unbilled receivables have been reclassified to Contract assets as described below. Unbilled receivables where the Business has an unconditional right to payment are included in Accounts receivable.

Contract Assets and Liabilities
Contract Assets and Liabilities. Contract assets and liabilities represent the difference in the timing of revenue recognition from receipt of cash from the customers. Contract assets reflect revenue recognized and performance obligations satisfied in advance of customer billing. Performance obligations partially satisfied in advance of customer billings are included in Contract assets; prior to the adoption of the New Revenue Standard, these amounts were included as unbilled receivables in Accounts receivable.

Contract liabilities relate to payments received in advance of the satisfaction of performance obligations under the contract. The Business receives payments from customers based on the terms established in the contracts. See Note 4 – Revenue Recognition for further discussion of contract assets and liabilities.

Inventories
Inventories. Inventories are stated at the lower of cost or estimated realizable value and are primarily based on first-in, first-out (“FIFO”) or average cost methods, which approximate current replacement cost; however, certain Carrier entities use the last-in, first-out (“LIFO”) method. If inventories that were valued using the LIFO method had been valued under the FIFO method, they would have been higher by $120 million and $113 million at December 31, 2019 and 2018, respectively. At December 31, 2019 and 2018, approximately 32% and 31%, respectively, of all inventory utilized the LIFO method.

Valuation reserves for excess, obsolete and slow-moving inventory are estimated by comparing the inventory levels of individual parts and products to both future sales forecasts or production requirements and historical usage rates in order to identify inventory where the resale value or replacement value is less than the cost of the inventory. Other factors that management considers in determining the adequacy of these reserves include whether the part meets current specifications and whether it can be substituted for a part currently being sold or used as a service part, and overall market conditions and other inventory management initiatives.

Fair Value of Financial Instruments
Fair Value of Financial Instruments. The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources, while unobservable inputs reflect a reporting entity’s pricing based upon their own market assumptions. The fair value hierarchy consists of the following three levels:

•	Level I – Quoted prices for identical instruments in active markets.

•
Level II – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level III – Instruments whose significant value drivers are unobservable.

The carrying amount of trade receivables, accounts payable and accrued expenses approximates fair value due to the short maturity (less than one year) of the instruments.

Business Combinations
Business Combinations. The Business accounts for transactions that are classified as business combinations in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805: Business Combinations. Once a business is acquired, the fair value of the identifiable assets acquired and liabilities assumed are determined with the excess cost recorded to goodwill. As required, preliminary fair values are determined once a business is acquired, with the final determination of the fair values being completed within the one-year measurement period from the date of acquisition.

Equity Method Investments
Equity Method Investments. Investments in which Carrier has the ability to exercise significant influence, but do not control, are accounted for under the equity method of accounting and are presented on the Combined Balance Sheets. Under this method of accounting, the Business’ share of the net earnings or losses of the investee is presented within Operating profit on the Combined Statements of Operations since the activities of the investee are closely aligned with the operations of the Business. The Business evaluates its equity method investments whenever events or changes in circumstance indicate that the carrying amounts of such investments may be impaired. If a decline in the value of an equity method investment is determined to be other than temporary, a loss is recorded in earnings in the current period. Distributions received from equity method investees are presented in the Combined Statements of Cash Flows based on the cumulative earnings approach.

Goodwill and Intangible Assets
Goodwill and Intangible Assets. Goodwill represents costs in excess of fair values assigned to the underlying net assets of acquired businesses. Goodwill and intangible assets deemed to have indefinite lives are not amortized. Goodwill and indefinite-lived intangible assets are tested annually for impairment or when a triggering event occurs using the guidance and criteria described in FASB ASC Topic 350: Intangibles – Goodwill and Other. This testing compares carrying values to fair values and, when appropriate, the carrying value of these assets is reduced to fair value. The Business completed its most recent annual impairment testing as of July 1, 2019 and determined that no impairments to the carrying value of goodwill or indefinite lived intangible assets were necessary.

Intangible assets consist of trademarks, patents, service contracts, monitoring lines and customer relationships and are recognized at fair value in acquisition accounting and then amortized to cost of sales and selling, general and administrative expenses.

Useful lives of finite-lived intangible assets are estimated based upon the nature of the intangible asset. These intangible assets are amortized based on the pattern in which the economic benefits of the intangible assets are consumed. If a pattern of economic benefit cannot be reliably determined or if straight-line amortization approximates the pattern of economic benefit, a straight-line amortization method may be used. The range of estimated useful lives is as follows:

Customer relationships	1-30 years
Trademarks and trade names	5-30 years
Service contracts	1-23 years
Monitoring lines	7-10 years
Patents	7-8 years

Other Long-Lived Assets
Other Long-Lived Assets. The Business evaluates the potential impairment of other long-lived assets whenever events or changes in circumstances indicate that the related carrying amounts of a long-lived asset or asset group may not be recoverable. The carrying value of a long-lived asset or asset group is considered impaired when the projected future undiscounted cash flows to be generated from the asset or asset group over its remaining depreciable life are less than its current carrying value. The Business measures impairment based on the amount by which the carrying value exceeds the estimated fair value of the long-lived asset or asset group. There were no impairments of long-lived assets for the three years ended December 31, 2019.

Income Taxes
Income Taxes. Income taxes as presented in the Combined Financial Statements of the Business attribute current and deferred income taxes of UTC to the Business’ stand-alone financial statements in a manner that is systematic, rational and consistent with the asset and liability method prescribed by FASB ASC Topic 740: Income Taxes (“ASC 740”). Accordingly, the Business’ income tax provision was prepared following the separate return method. The separate return method applies ASC 740 to the stand-alone financial statements of each member of the consolidated group as if the group members were a separate taxpayer and a stand-alone enterprise. The calculation of our income taxes on a separate return basis requires considerable amount of judgment and use of both estimates and allocations. As a result, actual transactions included in the consolidated financial statements of UTC may not be included in the separate Combined Financial Statements of the Business. Similarly, the tax treatment of certain items reflected in the Combined Financial Statements of the Business may not be reflected in the consolidated financial statements and tax returns of UTC. Therefore, such items as net operating losses, credit carry-forwards and valuation allowances may exist in the stand-alone financial statements that may or may not exist in UTC’s consolidated financial statements. As such, the income taxes of the Business as presented in the Combined Financial Statements may not be indicative of the income taxes that the Business will generate in the future.

Certain operations of the Business have historically been included in a consolidated return with other UTC entities. Current obligations for taxes in certain jurisdictions, where the Business files a consolidated tax return with UTC, are deemed settled with UTC for purposes of the Combined Financial Statements. Current obligations for tax in jurisdictions where the Business does not file a consolidated return with UTC, including certain foreign jurisdictions and certain U.S. states, are recorded as accrued liabilities. On December 22, 2017, the TCJA was enacted (see Note 14 – Income Taxes). As a result, income tax attributable to certain previously undistributed earnings of the Business’ international subsidiaries was recognized in 2017 and is recorded within Accrued liabilities and Future income tax obligations on the Combined Balance Sheets pursuant to UTC’s election to pay the tax over time, for which Carrier will settle with UTC.

In the ordinary course of business, there is inherent uncertainty in quantifying income tax positions. The Business assesses its income tax positions and records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. For those tax positions where it is more-likely-than-not that a tax benefit will be sustained, the Business has recorded the largest amount of tax benefit with a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where it is not more-likely-than-not that a tax benefit will be sustained, no tax benefit has been recognized in the financial statements. Where applicable, associated interest expense has also been recognized. The Business recognizes accrued interest related to unrecognized tax benefits in interest expense. Penalties, if incurred, would be recognized as a component of income tax expense.

The TCJA contains a new law that subjects the Business to a tax on Global Intangible Low-Taxed Income (“GILTI”), beginning in 2018. GILTI is a tax on foreign income in excess of a deemed return on tangible assets of foreign corporations. The FASB has provided that companies subject to GILTI have the option to account for the GILTI tax as a period cost if and when incurred, or to recognize deferred taxes for temporary differences, including outside basis differences, expected to reverse as GILTI. The Business has elected to account for GILTI as a period cost, if incurred.

Revenue Recognition
Revenue Recognition. ASU 2014-09 and its related amendments were effective for reporting periods beginning after December 15, 2017. The Business adopted the New Revenue Standard effective January 1, 2018 and elected the modified retrospective approach. The results for periods before 2018 were not adjusted for the new standard. See Note 4 – Revenue Recognition for a discussion of the effect of the New Revenue Standard on the Combined Financial Statements.

The Business accounts for revenue in accordance with FASB ASC Topic 606: Revenue from Contracts with Customers. Under Topic 606, a performance obligation is a promise in a contract to transfer a distinct good or service to the customer. Some of the contracts with customers contain a single performance obligation, while others contain multiple performance obligations most commonly when a contract spans multiple phases of the product life-cycle such as development, production, installation, maintenance and support. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. When there are multiple performance obligations within a contract, the Business allocates the transaction price to each performance obligation based on its relative stand-alone selling price.

Carrier considers the contractual consideration payable by the customer and assesses variable consideration that may affect the total transaction price, including contractual discounts, price concessions, contract incentive payments, estimates of award fees and other sources of variable consideration, when determining the transaction price of each contract. The Business includes variable consideration in the estimated transaction price when there is a basis to reasonably estimate the amount. These estimates are based on historical experience, anticipated performance and best judgment at the time. The Business also considers whether the contracts provide customers with significant financing. Generally, contracts do not contain significant financing.

Point in time revenue recognition. Performance obligations are satisfied as of a point in time for certain businesses in HVAC, certain refrigeration systems and certain alarm and fire detection and suppression systems. Revenue is recognized when control of the product transfers to the customer, generally upon product shipment.

Over-time revenue recognition. Performance obligations are satisfied over-time if the customer receives the benefits as the Business performs work, if the customer controls the asset as it is being produced, or if the product being produced for the customer has no alternative use and the Business has a contractual right to payment. The Business recognizes revenue on an over-time basis on installation and service contracts related to its Refrigeration and Fire & Security businesses as well as certain businesses within HVAC. For over-time performance obligations requiring the installation of equipment, revenue is recognized using costs incurred to date relative to total estimated costs at completion to measure progress. Incurred costs represent work performed, which correspond with and best depict transfer of control to the customer. Contract costs include labor, materials and subcontractors’ costs, or other direct costs, and where applicable, indirect costs.

Contract modifications that are for goods or services that are not distinct are accounted for as part of the existing contract. If the goods or services are considered distinct, then the contract modification would be accounted for prospectively or as part of a new contract. The Business reviews cost estimates on significant contracts on at least a quarterly basis, and for others, no less frequently than annually or when circumstances change and warrant a modification to a previous estimate. The Business records changes in contract estimates using the cumulative catch-up method. There were no material changes in contract estimates during the periods presented.

For 2017, prior to the adoption of the New Revenue Standard, the Business recognized sales for products and services in accordance with the provisions of Staff Accounting Bulletin (“SAB”) Topic 13, Revenue Recognition, as applicable. Sales within the scope of this SAB Topic were recognized when persuasive evidence of an arrangement existed, product delivery had occurred or services had been rendered, pricing was fixed or determinable and collectability was reasonably assured. Subsequent changes in service contracts were accounted for prospectively.

Contract Accounting and Separately Priced Maintenance: For construction-type and certain production-type contracts, sales were recognized on a percentage-of-completion basis following contract accounting methods. Contracts consisted of enforceable agreements which form the basis of our unit of accounting for measuring sales, accumulating costs and recording loss provisions as necessary. Contract accounting required estimates of award fees and other sources of variable consideration as well as future costs over the performance period of the contract. Cost estimates were subject to change and result in adjustments to margins on contracts in progress. Contract costs included estimated inventoriable manufacturing, engineering, product warranty and product performance guarantee costs, as appropriate.

Loss provisions on contracts were recognized to the extent that estimated contract costs exceed the estimated consideration contemplated under the contractual arrangement. For new commitments, the Business generally recorded loss provisions at the earlier of contract announcement or contract signing except for certain requirements contracts under which losses are recorded upon receipt of the purchase order which obligates us to perform. For existing commitments, anticipated losses on contracts were recognized in the period in which losses become evident. Products contemplated under contractual arrangements included firm quantities of products sold under contract.

The Business reviewed its cost estimates on significant contracts on a quarterly basis, and for others, no less frequently than annually or when circumstances change and warrant a modification to a previous estimate. The Business recorded changes in contract estimates using the cumulative catch-up method in accordance with the FASB ASC Topic 605: Revenue Recognition.

Cash Payments to Customers. Carrier customarily offered its customers incentives to purchase products to ensure an adequate supply of its products in the distribution channels. The principal incentive program provided reimbursements to distributors for offering promotional pricing for products. The Business accounted for incentive payments made as a reduction in sales based on an estimate at the time the sale is recognized.

Self-Insurance
Self-Insurance. The Business maintains self-insurance retentions for a number of risks, including but not limited to, workers’ compensation, general liability, automobile liability, property and employee-related healthcare benefits. It has obtained insurance coverage for amounts exceeding individual and aggregate loss limits. The Business accrues for known future claims and incurred but not reported losses. Liabilities related to self-insured risks were $239 million and $224 million at December 31, 2019 and 2018, respectively, of which $66 million and $64 million were primarily classified as Other long-term liabilities at December 31, 2019 and 2018, respectively. The expense related to self-insurance was $177 million, $170 million and $158 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Environmental
Environmental. Environmental investigatory, remediation, operating and maintenance costs are accrued when it is probable that a liability has been incurred and the amount can be reasonably estimated. The most likely cost to be incurred is accrued based on an evaluation of currently available facts with respect to each individual site, including existing technology, current laws and regulations and prior remediation experience. Where no amount within a range of estimates is more likely, the minimum is accrued. For sites with multiple responsible parties, the Business considers its likely proportionate share of the anticipated remediation costs and the ability of the other parties to fulfill their obligations in establishing a provision for those costs. Liabilities with fixed or reliably determinable future cash payments are discounted. Accrued environmental liabilities are not reduced by potential insurance reimbursements. See Note 20 – Contingent Liabilities for additional details on the environmental remediation activities.

Asbestos Related Liabilities and Insurance Recoveries, and Indemnification Receivables
Asbestos Related Liabilities and Insurance Recoveries, and Indemnification Receivables. The Business records an undiscounted liability for any asbestos related contingency that is probable of occurrence and reasonably estimable. In connection with the recognition of liabilities for asbestos related matters, the Business records asbestos related insurance recoveries that are deemed probable. The amounts recorded by Carrier for asbestos-related liabilities and insurance recoveries are based on currently available information and assumptions that Management believes are reasonable. Carrier’s actual liabilities or insurance recoveries could be higher or lower than those recorded if actual results vary significantly from the assumptions. Key variables in these assumptions include the number and type of new claims to be filed each year, the outcomes or resolution of such claims, the average cost of resolution of each new claim, the amount of insurance available, allocation methodologies, the contractual terms with each insurer with whom the Business has reached settlements, the resolution of coverage issues with other excess insurance carriers with whom the Business has not yet achieved settlements, and the solvency risk with respect to Carrier’s insurance carriers. Other factors that may affect future liability include uncertainties surrounding the litigation process from jurisdiction to jurisdiction and from case to case, legal rulings that may be made by state and federal courts and the passage of state or federal legislation. At the end of each year, the Business evaluates all of these factors and, with input from an outside actuarial expert, make any necessary adjustments to both estimated asbestos liabilities and insurance recoveries. For additional information, see Note 20 – Contingent Liabilities.

Asset Retirement Obligations
Asset Retirement Obligations. The Business records the fair value of legal obligations associated with the retirement of tangible long-lived assets in the period in which it is determined to exist, if a reasonable estimate of fair value can be made. Upon initial recognition of a liability, the Business capitalizes the cost of the asset retirement obligation by increasing the carrying amount of the related long-lived asset. Over time, the liability is increased for changes in its present value and the capitalized cost is depreciated over the useful life of the related asset. As of December 31, 2019 and 2018, the outstanding liability for asset retirement obligations was $74 million and $73 million, respectively, which is included in Other long-term liabilities in the accompanying Combined Balance Sheets.

Other Income (Expense), Net
Other Income (Expense), Net. Other income (expense), net includes the impact of foreign exchange gains or losses, gains or losses on sale of fixed assets as well as other infrequently occurring items. Gains and losses on the disposal of businesses or other investments are also included within Other income (expense), net.

Foreign Exchange
Foreign Exchange. The Business operates in many different currencies and, accordingly, is subject to the inherent risks associated with foreign exchange rate movements. The financial position and results of operations of substantially all of the Business are measured using the local currency as the functional currency. Foreign currency denominated assets and liabilities are translated into U.S. Dollars at the exchange rates existing at the respective balance sheet dates, and income and expense items are translated at the average exchange rates during the respective periods. The aggregate effects of translating foreign currency denominated balance sheets are deferred as a separate component of UTC Net Investment.

Pension and Postretirement Obligations
Pension and Postretirement Obligations. Guidance under FASB ASC Topic 715: Compensation – Retirement Benefits requires balance sheet recognition of the overfunded or underfunded status of pension and postretirement benefit plans. Under this guidance, actuarial gains and losses, prior service costs or credits and any remaining transition assets or obligations that have not been recognized under previous accounting standards must be recognized in other comprehensive income, net of tax effects, until they are amortized as a component of net periodic benefit cost. Pension and postretirement obligation balances and related costs reflected within the Combined Financial Statements include both costs directly attributable to plans dedicated to Carrier, as well as an allocation of costs for Carrier employees’ participation in UTC’s plans. See Note 12 – Employee Benefit Plans for additional details.

Product Performance Obligations
Product Performance Obligations. The Business extends performance and operating cost guarantees beyond normal service and warranty policies for extended periods on some of the Business’ products. The liabilities under such guarantees are based upon future product performance and durability and the Business records such costs that are probable and can be reasonably estimated within Cost of products sold. Separately priced extended warranties are recorded within Contract liabilities as of December 31, 2019 and 2018. In addition, the Business incurs discretionary costs to service its products in connection with product performance issues. The costs associated with these product performance and operating cost guarantees require estimates over the full terms of the agreements and require management to consider factors such as the extent of future maintenance requirements and the future cost of material and labor to perform the services. These cost estimates are largely based upon historical experience. See Note 18 – Guarantees for further discussion.

UTC Net Investment
UTC Net Investment. UTC’s net investment in the Business is presented as “UTC Net Investment” on the Combined Balance Sheets. The Combined Statements of Changes in Equity include net cash transfers and other property transfers between UTC and the Business as well as related party receivables and payables between the Business and other UTC affiliates that were settled on a current basis. UTC performs cash management and other treasury-related functions on a centralized basis for nearly all of its legal entities, which includes the Business and, consequently, the net cash generated by the Business is transferred to UTC through the intercompany accounts.

Recent Accounting Pronouncements.
Recently Adopted Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU and its related amendments (collectively, the "Credit Loss Standard") modified the credit loss model to utilize an expected loss methodology in place of an incurred loss methodology for financial instruments, including trade receivables, contract assets, long-term receivables and off-balance sheet credit exposures. The Credit Loss Standard requires consideration of a broader range of information to estimate expected credit losses, including historical information, current conditions and a reasonable forecast period. This ASU requires that the statement of operations reflect the measurement of credit losses for newly recognized financial assets as well as an expected increase or decrease of expected credit losses that have taken place during the period, which may result in earlier recognition.  The Company adopted the Credit Loss Standard effective January 1, 2020, utilizing a modified retrospective approach and its adoption did not have a significant impact on the Company's Unaudited Condensed Consolidated Financial Statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.  This ASU simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Under this ASU, a goodwill impairment is calculated as the difference between the carrying amount of the reporting unit and its fair value, but not to exceed the carrying amount of the goodwill allocated to that reporting unit.  Additionally, this ASU requires the same impairment testing methodology for all reporting units, even those with a zero or negative carrying amount, and requires an entity to disclose the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount.  The Company adopted this ASU effective January 1, 2020 and its adoption did not have a significant impact on the Company's Unaudited Condensed Consolidated Financial Statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement.  This ASU removes the disclosure requirements for the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy.  The Company adopted this ASU effective January 1, 2020 and its adoption did not have a significant impact on the Company's Unaudited Condensed Consolidated Financial Statements.

Recently Issued SEC Rules

In May 2020, the SEC issued Final Rule Release No. 33-10786, which amends the financial statement requirements for acquisitions and dispositions of businesses and related pro forma financial information required under SEC Regulation S-X, Rule 3-05. The final rule modifies the significance test required in SEC Regulation S-X, Rule 1-02(w) by raising the significance threshold for reporting dispositions of a business from 10% to 20% and by modifying the calculation of the investment and income tests.  In accordance with Rules 3-09 or 4-08(g), the revised income test will apply to the evaluation of equity method investments for significance.  The Company is currently evaluating the impact of these modifications, which are effective for fiscal years beginning after December 31, 2020.

In August 2020, the SEC issued Final Rule Release No. 33-10825, which amends certain disclosure requirements required by Regulation S-K relating to the description of business (Item 101), legal proceedings (Item 103) and risk factors (Item 105). The amendments to Item 101 will, among other things, allow the Company to provide updates to the general development of the business based on materiality, if it incorporates by reference a full discussion from a previously filed registration statement or report.  The amendment also requires disclosure of the registrant’s human capital resources to the extent such disclosures would be material to an understanding of the registrant’s business. The amendments to Item 103 will, among other things, increase the quantitative threshold for disclosing certain governmental environmental proceedings and the amendments to Item 105 will, among other things, require a risk factor summary where the risk factor section itself is longer than 15 pages. The Company is currently evaluating the impact of these modifications, which are effective for fiscal years beginning December 31, 2020.

Recent Accounting Pronouncements. In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. This ASU requires the income tax consequences of an intra-entity transfer of an asset, other than inventory, to be recognized when the transfer occurs. Two common examples of assets included in the scope of this update are intellectual property and property, plant and equipment. Carrier adopted the new standard effective January 1, 2018. The adoption of this standard did not have a material impact on the Combined Financial Statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU requires a financial asset (or group of financial assets) to be measured at an amortized cost basis and presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets in order to present the net carrying value, which represents the amount expected to be collected on the financial asset. The provisions of this ASU are effective for years beginning after December 15, 2019, with early adoption permitted. The Business is still evaluating the impact of this ASU and its related amendments on the Combined Financial Statements, which is not expected to be material.

In February 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Topic 220). The new standard allows companies to reclassify to retained earnings the stranded tax effects in accumulated other comprehensive income (AOCI) from the then newly-enacted TCJA. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with early adoption permitted. The Business elected to reclassify the income tax effects of TCJA from AOCI to UTC Net Investment effective January 1, 2019. The adoption of this standard did not have a material impact on the Combined Financial Statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The new standard removes the disclosure requirements for the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy. The provisions of this ASU are effective for years beginning after December 15, 2019, with early adoption permitted. The Business does not expect this ASU to have a significant impact on the Combined Financial Statements, as it only includes changes to disclosure requirements.

In August 2018, the FASB issued ASU 2018-14, Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans. The new standard includes updates to the disclosure requirements for defined benefit plans including several additions, deletions and modifications to the disclosure requirements. The provisions of this ASU are effective for years ending after December 15, 2020, with early adoption permitted. The Business is currently evaluating the impact of this ASU and expect to adopt for the year ending December 31, 2020.

In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract. The new standard provides updated guidance surrounding implementation costs associated with cloud computing arrangements that are service contracts. The provisions of this ASU are effective for years beginning after December 15, 2019, with early adoption permitted. The Business is currently evaluating the impact of this ASU.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this update remove certain exceptions of Topic 740 including: exception to the incremental approach for intraperiod tax allocation when there is a loss from continuing operations and income or gain from other items; exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment; exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary; exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. There are also additional areas of guidance in regards to: franchise and other taxes partially based on income and the interim recognition of enactment of tax laws and rate changes. The provisions of this ASU are effective for years beginning after December 15, 2020, with early adoption permitted. The Business is currently evaluating the impact of this ASU.